SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the options

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%
Granted in 2012	0.68-1.19%	4.5 years	83.47-98.18%	0%
Granted in 2013	0.65-0.80%	4.5 years	175.69-200.98%	0%

Summary of the option activity

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2013	7,856,600	0.74	2.51	263,081
Modification on August 8, 2013
Granted	800,000	0.87	4.19
Exercised	(593,800)	0.74	0.43
Forfeited	(1,422,000)	0.74	N/A
Outstanding on December 31, 2013	6,640,800	0.75	2.03	6,451,792
Vested or expected to vest at December 31, 2013	6,367,413	0.76	2.02	6,171,599
Exercisable at December 31, 2013	3,431,800	0.74	1.12	3,392,582